Segmental and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Operating Segments [Abstract]
Reportable Operating Segments

The results of our three reportable operating segments is as follows (in thousands):

	2017	2018	2019
Digital Platform
Services Revenue	$296,350	$488,995	$701,246
Fulfilment Revenue	74,182	97,794	127,960
Revenue	370,532	586,789	829,206
Less: Cost of revenue	(173,951)	(295,083)	(457,293)
Gross profit	196,581	291,706	371,913
Less: Demand generation expense	(69,202)	(97,295)	(151,350)
Order contribution	$127,379	$194,411	$220,563

	2017	2018	2019
Brand Platform
Revenue	n/a	n/a	164,210
Less: Cost of revenue	n/a	n/a	(89,203)
Gross profit or order contribution	$-	$-	$75,007

	2017	2018	2019
In-Stores:
Revenue	$15,434	$15,595	$27,621
Less: Cost of revenue	(7,249)	(8,851)	(14,695)
Gross profit or order contribution	$8,185	$6,744	$12,926

Summary of Revenue from External Consumers and Segment Assets

The Group’s revenue from external consumers, based on consumer billing location, and information about its segment assets by geographical location are detailed below (in thousands):

	2017	2018	2019
Revenue from external consumers
Americas	$111,349	$175,060	$277,712
Europe, Middle East and Africa	156,507	240,662	377,944
Asia Pacific	118,110	186,662	365,381
Total Revenue	$385,966	$602,384	$1,021,037

	2018	2019
Non-current assets
Americas	$6,089	$506,130
United Kingdom	118,374	214,213
Europe, Middle East and Africa	21,500	796,974
Asia Pacific	6,020	65,232
Total Non-current assets	$151,983	$1,582,549